Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025
Cash	$ 775,133	$ 549,755	$ 3,740,336
Bad debt expense	22,774	$ 0
FDIC insurance	250,000
Federally insured limit	387,000
Deferred revenue	$ 0		$ 157,236
Bottom [Member]
Property, Plant, and Equipment, Useful Life	5 years
Top [Member]
Property, Plant, and Equipment, Useful Life	7 years